Note 53	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]	Related-party transactionsAs financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. These transactions are not significant and are carried out under normal market conditions. As of December 31, 2022, 2021 and 2020, the following are the transactions with related parties:Transactions with significant shareholdersAs of December 31, 2022, 2021 and 2020, there were no shareholders considered significant (see Note 26).Transactions with BBVA Group entities
The balances of the main captions in the consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	2022	2021	2020
Assets
Loans and advances to credit institutions	9	9	148
Loans and advances to customers	1,842	2,031	1,743
Debt securities	7	7	—
Liabilities
Deposits from credit institutions	1	1	—
Customer deposits	204	296	791
Memorandum accounts
Financial guarantees given	136	154	132
Other commitments given	751	1,056	1,400
Loan commitments given	10	11	11
The balances of the main captions in the consolidated income statements resulting from transactions with associates and joint venture entities that are accounted for under the equity method are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	2022	2021	2020
Income statement
Interest and other income	20	16	20
Interest expense	2	—	1
Fee and commission income	5	8	5
Fee and commission expense	40	31	34
There were no other material effects in the consolidated financial statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1) and from the insurance policies to cover pension or similar commitments (see Note 25) and the derivatives transactions arranged by BBVA Group with these entities, associates and joint ventures.
In addition, as part of its normal activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the consolidated financial statements.
Transactions with members of the Board of Directors and Senior Management
The transactions entered into between BBVA or its Group companies with members of the Board of Directors and Senior Management of the Bank or their related parties were within the scope of the ordinary course of business of the Bank and were immaterial, defined as transactions the disclosure of which is not necessary to present a true and fair view of the Bank's equity, financial position and results, and were concluded on normal markets terms or on terms applicable to the rest of employees.
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

Balance at 31st December of each year (thousands of Euros)
	2022				2021				2020
	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management
Loans and credits	668	1,880	6,321	764	765	207	5,419	573	—	—	5,349	580
Bank guarantees	—	—	10	—	—	—	10	—	—	—	10	25
Business credit	—	—	—	—	—	—	—	—	—	—	—	—
(1) Excluding executive directors
Information on remuneration paid and other benefits granted to members of the Board of Directors and Senior Management of BBVA is provided in Note 54.